Nature of Business	12 Months Ended
Dec. 31, 2017
Disclosure For Nature Of Business [Abstract]
Nature of Business
Note 1. Nature of Business
On July 14, 2017, MFC Bancorp Ltd. (“Old MFC”), a corporation under the laws of British Columbia and MFC Bancorp Ltd. (“New MFC”), a corporation under the laws of the Cayman Islands, completed a plan of arrangement (the “Arrangement”) under the Business Corporations Act (British Columbia). Pursuant to the Arrangement, among other things: (i) The common shares of Old MFC (the “Old MFC Shares”) were consolidated on a 100 for 1 basis, with any resulting fractional shares being eliminated and, thereafter, such Old MFC Shares were split on a 1 for 20 basis (the “Share Consolidation/Split”); (ii) Old MFC’s stated shareholders’ capital was reduced by an amount equal to its retained deficit; and (iii) each Old MFC Share outstanding after the completion of the Share Consolidation/Split was exchanged for one common share of U.S. $0.001 par value each of New MFC and US$0.0001 per share in cash. In these consolidated financial statements, the numbers of shares and the earnings per share in the prior periods have been restated to reflect the Share Consolidation/Split.
As a result of the Arrangement, New MFC became a successor issuer to Old MFC for financial reporting purposes. The Arrangement was not a business combination, but an internal capital reorganization. Upon completion of the Arrangement, New MFC controls and operates the same assets and business as Old MFC. The Arrangement did not involve any change in the beneficial ownership of the group nor any change to the nature and scale of its operations, save for changing the place of incorporation of the holding company of the Group from Canada to the Cayman Islands. Accordingly, the consolidated financial statements of New MFC is a continuation of Old MFC’s existing and on-going activities with assets and liabilities at book values, and include Old MFC’s full results for the year, including comparatives. Unless the context otherwise indicates, references to the “Company” or “MFC Bancorp” are to New MFC.
MFC Bancorp and the entities it controls are collectively known as the “Group” in these consolidated financial statements. The Group is a merchant bank that provides financial services and facilitates structured trade for corporations and institutions. The Group commits its own capital to promising enterprises and invests and otherwise captures investment opportunities for its own account. The Group seeks to invest in businesses or assets whose intrinsic value is not properly reflected. The Group’s investing activities are generally not passive. The Group actively seeks investments where its financial expertise and management can add or unlock value.